5. Property and Equipment, net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Property and equipment, net consist of the following at December 31:

	2015	2014
Furniture	$103,515	$6,536
Computers	10,001	11,091
Software	62,610	16,894
Leasehold improvements	80,638	—
	256,764	34,521
Less accumulated depreciation	(7,439)	(28,462)
	$249,325	$6,059

Property and equipment, net amounts shown above include $244,179 in items not placed into service until 2016, primarily as a result of our move into our current office facility. Depreciation expense was $6,367 and $6,110 for the years ended December 31, 2015 and 2014, respectively.